JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

November 7, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the J.P. Morgan Investor Funds listed on Appendix A and the Statement of Additional Information for the J.P. Morgan U.S. Equity Funds listed on Appendix A do not differ from the Prospectus and Statements of Additional Information contained in the Post-Effective Amendment No. 230 (Amendment No. 231 under the Investment Company Act of 1940) filed electronically on October 31, 2016.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

November 7, 2016	JPMorgan Trust II

Appendix A

J.P. Morgan U.S. Equity Funds
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Enhanced Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund

J.P. Morgan Investor Funds
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund